UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas July 19, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total:  $54,015 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   1131  665031      SH       SOLE                 665031      0     0
AMC NETWORKS INC-A W/I        OTC IS            00164V103   2175  50000       SH       SOLE                 50000       0     0
ASBURY AUTOMOTIVE GROUP INC.  COMMON            043436104   1054  56900       SH       SOLE                 56900       0     0
AZZ INC.                      COMMON            002474104   2345  51200       SH       SOLE                 51200       0     0
BAY COMMERCIAL BANK CA        OTC IS            072199102   389   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 BONDS             055639108   3115  3500000    PRN      SOLE                 3500000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6944  120000      SH       SOLE                 120000      0     0
CHINA SEC & SURVEILLANCE      OTC IS            16942j105   186   35000       SH       SOLE                 35000       0     0
CHINACAST EDUCATION           OTC IS            16946t109   389   75000       SH       SOLE                 75000       0     O
CINEMARK HOLDINGS INC.        OTC IS            17243V102   2533  122300      SH       SOLE                 122300      0     0
CLEAN ENERGY FUELS CORP       OTC IS            184499101   526   40000       SH       SOLE                 40000       0     0
FURMANITE CORPORATION         COMMON            361086101   2135  268900      SH       SOLE                 268900      0     0
GAMESTOP CORP.                COMMON            36467W109   2667  100000      SH       SOLE                 100000      0     0
GASTAR EXPLORATION LTD.       COMMON            367299203   2459  717005      SH       SOLE                 717005      0     0
GLU MOBILE INC.               OTC IS            379890106   1719  326100      SH       SOLE                 326100      0     0
GOODRICH PETROLEUM CORP       COMMON            382410405   1381  75000       SH       SOLE                 75000       0     0
GULFPORT ENERGY CORP.         OTC IS            402635304   1556  52400       SH       SOLE                 52400       0     0
HISOFT TECHNOLOGY INTL        OTC IS            43358R108   366   25000       SH       SOLE                 25000       0     0
ISOFTSTONE HOLDINGS LTD.      COMMON            46489B108   658   43000       SH       SOLE                 43000       0     0
MADALENA VENTURES INC.        COMMON            556232106   887   1500000     SH       SOLE                 1500000     0     0
MATRIX SERVICE CO.            OTC IS            576853105   1534  114625      SH       SOLE                 114625      0     0
NATIONAL CINEMEDIA INC.       OTC IS            635309107   910   53810       SH       SOLE                 53810       0     0
NETSPEND HOLDINGS             OTC IS            64118V106   1500  150000      SH       SOLE                 150000      0     0
NII HOLDINGS INC              OTC IS            62913F201   2272  53600       SH       SOLE                 53600       0     0
OBAGI MEDICAL PRODUCTS        OTC IS            67423R108   1577  167199      SH       SOLE                 167199      0     0
PANDORA MEDIA INC.            COMMON            698354107   189   10000       SH       SOLE                 10000       0     0
PENN OCTANE CORP.             OTC IS            707573101   146   861522      SH       SOLE                 861522      0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   2616  138552      SH       SOLE                 138552      0     0
SORL AUTO PARTS               OTC IS            78461U101   135   30000       SH       SOLE                 30000       0     0
SPECTRUM PHARMACEUTICALS INC  OTC IS            84763A108   2383  257224      SH       SOLE                 257224      0     0
VAALCO ENERGY INC.            OTC IS            91851C201   1898  315262      SH       SOLE                 315262      0     0
VANCEINFO TECHNOLOGIES        C0MMON            921564100   462   20000       SH       SOLE                 20000       0     0
VENOCO INC                    OTC IS            92275P307   1887  148100      SJ       SOLE                 148100      0     0
VIEWPOINT FINANCIAL GROUP     COMMON            92672A101   1891  137000      SH       SOLE                 137000      0     0
    Page Column Totals                                      54015